Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.2%
643,273	Schwab U.S. TIPS ETF	$ 39,342,577	9.2

	Total Exchange-Traded Funds
	(Cost $34,540,072)	39,342,577	9.2

MUTUAL FUNDS: 90.8%
	Affiliated Investment Companies: 90.8%
582,089	Voya Emerging Markets Index Portfolio - Class I	8,271,491	1.9
1,123,471	Voya International Index Portfolio - Class I	12,874,980	3.0
611,854	Voya RussellTM Mid Cap Index Portfolio - Class I	8,755,629	2.0
23,821,694	Voya U.S. Bond Index Portfolio - Class I	258,703,601	60.2
5,068,625	Voya U.S. Stock Index Portfolio - Class I	101,828,685	23.7

	Total Mutual Funds
	(Cost $315,981,873)	390,434,386	90.8

	Total Investments in Securities (Cost $350,521,945)	$ 429,776,963	100.0
	Liabilities in Excess of Other Assets	(28,189)	–
	Net Assets	$ 429,748,774	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$39,342,577	$–	$–	$39,342,577
Mutual Funds	390,434,386	–	–	390,434,386
Total Investments, at fair value	$429,776,963	$–	$–	$429,776,963

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$9,280,900	$66,308	$(1,093,344)	$17,627	$8,271,491	$-	$253,029	$-
Voya International Index Portfolio - Class I	13,658,141	99,461	(1,162,774)	280,152	12,874,980	-	143,209	-
Voya RussellTM Mid Cap Index Portfolio - Class I	9,153,616	66,308	(753,075)	288,780	8,755,629	-	400,000	-
Voya U.S. Bond Index Portfolio - Class I	269,762,180	12,029,393	(12,336,525)	(10,751,447)	258,703,601	1,739,277	(248,841)	-
Voya U.S. Stock Index Portfolio - Class I	104,095,213	762,537	(7,046,539)	4,017,474	101,828,685	-	1,915,773	-
	$405,950,050	$13,024,007	$(22,392,257)	$(6,147,414)	$390,434,386	$1,739,277	$2,463,170	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $354,452,799.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$75,324,164
Gross Unrealized Depreciation	–
Net Unrealized Appreciation	$75,324,164